Senior Secured Debentures - Schedule of Fair Value Assumptions Used (FY) (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
		Oct. 24, 2017 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2019 $ / shares
Valuation Date		Oct. 24, 2017		Jun. 30, 2019	Jun. 30, 2018
Warrant Expiration Date		Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022
Total Number of Warrants Issued		133,750	133,750	133,750	133,750
Contracted Conversion Ratio		1		1	1
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 32.00	$ 32.00	$ 32.00	$ 32.00	$ 32.00
Next Capital Raise Date	[1]	Oct. 31, 2018		Feb. 29, 2020	Jun. 30, 2019
Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Derivative liability, measurement input		20.08	6.40	6.40	17.20
Measurement Input, Spot Price [Member]
Derivative liability, measurement input		26.53	2.48	2.48	26.24
Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)		5 years		3 years 3 months 18 days	4 years 3 months 18 days
Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage		66.00%	75.00%	75.00%	65.00%
Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage		19.10%	21.70%	21.70%	18.80%
Risk Free Rate of Return [Member]
Fair value assumptions, percentage		2.04%	1.73%	1.73%	2.71%
Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage		0.17%	0.14%	0.14%	0.22%
Warrant [Member]
Valuation Date			Oct. 24, 2017
Warrant Expiration Date			Oct. 31, 2022	Oct. 31, 2022
Total Number of Warrants Issued			133,750,000	133,750,000
Contracted Conversion Ratio			1
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 32.00	$ 32.00
Next Capital Raise Date			Oct. 31, 2018
Nominal Value (USD Mn) | $			$ 4,000	$ 4,000
No. of Shares on Conversion (Mn)			100,000	100,000
Warrant [Member] | Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Derivative liability, measurement input			20.08	20.08
Warrant [Member] | Measurement Input, Spot Price [Member]
Derivative liability, measurement input			26.53	26.53
Warrant [Member] | Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)			5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage			66.00%	66.00%
Warrant [Member] | Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage			19.10%	19.10%
Warrant [Member] | Risk Free Rate of Return [Member]
Fair value assumptions, percentage			2.04%	2.04%
Warrant [Member] | Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage			0.17%	0.17%

[1]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.